UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and U.S. Government securities	$ 13,966,500				$ 47,727,522				$ 13,966,500	$ 47,727,522
Distribution payable					(22,960,018)					(22,960,018)
Unallocated cash and U.S. Government securities	13,966,500				24,767,504				13,966,500	24,767,504
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				$ 30,794,752					30,794,752
Net income (loss)	(3,015,037)	$ (413,692)	$ (4,857,371)	13,595,185	17,442,939	$ 15,992,906	$ 26,756,030	$ 8,573,870	5,309,085	68,765,745	$ 23,407,647
Distributions declared									(24,665,620)
Ending Balance	$ 11,438,217				30,794,752				$ 11,438,217	$ 30,794,752
Distribution declared (in dollars per share)	$ 1.8800								$ 1.8800
Distributions declared per unit (in dollars per unit)									$ 3.63	$ 2.86	$ 1.67
Fourth quarterly distribution declared per unit (in dollars per unit)										$ 1.75	$ 0.46
Unallocated Reserve member
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				30,794,749				16,477,046	$ 30,794,749	$ 16,477,046	$ 11,831,014
Net income (loss)									5,309,085	68,765,745	23,407,647
Distributions declared									(24,665,620)
Ending Balance	$ 11,438,214				30,794,749				11,438,214	30,794,749	16,477,046
Trust Corpus
Reconciliation of Trust's Unallocated Reserve
Beginning Balance				$ 3				$ 3	3	3	3
Ending Balance	$ 3				$ 3				$ 3	$ 3	$ 3